Risk and Capital Management: Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial assets	Financial instruments measured at fair value on the statement of financial position are summarized in levels of the fair value hierarchy as follows:

Assets	Level 1	Level 2	Level 3	Total
Investments	$2,040	$3,812	$-	$5,852
Warrants	-	182	-	182
Total	$2,040	$3,994	$-	$6,034

Disclosure of financial liabilities

Liability	Level 1	Level 2	Level 3	Total
Derivative liability	$-	$425	$-	$425
Total	$-	$425	$-	$425